Long-Term Debt (Tables)	12 Months Ended
Aug. 25, 2017
Debt Disclosure [Abstract]
Summary of Amended Credit Agreement and BNDES Agreements

The Amended Credit agreement and the BNDES Agreements are classified as follows in the accompanying consolidating balance sheets (in thousands):

	August 25,	August 26,
	2017	2016
Term loan	$165,000	$218,760
BNDES 2013 principal balance	8,185	11,785
BNDES 2014 principal balance	12,647	16,306
Unamortized debt discount	(3,267)	(1,716)
Unamortized debt issuance costs	(5,274)	(2,432)
Net amount	177,291	242,703
Current portion of long-term debt	(22,841)	(17,116)
Long-term debt	$154,450	$225,587

Summary of Future Minimum Principal Payments

The future minimum principal payments under the Amended Credit Agreement and the BNDES Agreements as of August 25, 2017 are (in thousands):

	Amended
	Credit
	Agreement	BNDES	TOTAL
Fiscal year ending August:
2018	$16,500	$8,308	$24,808
2019	16,500	8,308	24,808
2020	16,500	4,216	20,716
2021	16,500	—	16,500
2022	99,000	—	99,000
Total	$165,000	$20,832	$185,832